Subsequent Events (Details Narrative) - USD ($)			1 Months Ended			10 Months Ended	12 Months Ended
	Sep. 02, 2020	Nov. 06, 2019	Sep. 30, 2020	Sep. 24, 2020	Sep. 22, 2020	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019
Proceeds from Convertible debt							$ 673,284	$ 33,334
Interest rate						10.00%
Convertible Promissory Note
Principal amount		$ 20,000					$ 113,000
Interest rate		7.00%
Subsequent Event [Member] | Securities Exchange Agreement [Member] | Marijuana Company of America [Member]
Number of common stock issued			7,222,222
Number of common stock exchanged			650,000,000
Subsequent Event [Member] | Convertible Promissory Note
Principal amount	$ 107,000			$ 78,000	$ 78,000
Original issue discount	5,000		$ 5,000
Proceeds from Convertible debt	100,000		100,000
Deferred finance costs	$ 2,000		$ 2,000
Interest rate	12.00%		8.00%	10.00%	8.00%
Maturity date				Jun. 24, 2021	Sep. 22, 2021
Conversion price				$ 0.06